Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure Of Goodwill [Abstract]
Goodwill
14.	GOODWILL.

The following table shows goodwill by the Cash-Generating Unit or group of Cash-Generating Units to which it belongs and changes as of December 31, 2017 and 2016:

		Opening Balance 01-01-2016	Increase/ (Decrease)	Closing Balance 12/31/2016	Increase/ (Decrease)	Closing Balance 12/31/2017
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica de Colina Ltda.	Empresa Eléctrica de Colina Ltda.	2,240,478	—	2,240,478	—	2,240,478
Compañía Eléctrica Tarapacá S.A. (1)	Enel Generación Chile	4,656,105	(4,656,105)	—	—	—
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	128,374,362	—	128,374,362
Enel Generación Chile S.A.	Enel Generación Chile	731,782,459	—	731,782,459	—	731,782,459
GasAtacama Chile (1)	Enel Generación Chile	20,204,251	4,656,105	24,860,356	—	24,860,356
	Total	887,257,655	—	887,257,655	—	887,257,655

(1)	On November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged with GasAtacama S.A., the latter being the surviving company.

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the Cash-Generating Units or groups of Cash-Generating Units, to which the acquired goodwill has been allocated, allow recovery of its carrying amount as of December 31, 2017 and 2016 (See Note 3.e).

The origin of the goodwill is detailed below:

1.- Empresa Eléctrica de Colina Ltda.

On September 30, 1996, Enel Distribución Chile S.A. acquired 100% of Empresa Eléctrica de Colina Ltda. from the investment company Saint Thomas S.A., which is neither directly nor indirectly related to Enel Distribución Chile S.A.

2.- Enel Distribución Chile S.A.

In November 2000, Enel Américas S.A. acquired an additional 25,4% ownership interest in Enel Distribución Chile S.A. in a public bidding process, reaching a 99,99% ownership interest in the company.

3.- Enel Generación Chile S.A.

On May 11, 1999, Enel Américas S.A. acquired an additional 35% in Enel Generación Chile S.A. in a public bidding process on the Santiago Stock Exchange and by buying shares in the U.S. (30% and 5%, respectively), reaching a 60% ownership interest in the generation company.

4.- GasAtacama Chile S.A. (Formerly named Inversiones GasAtacama Holding Limitada)

On April 22, 2014, Enel Generación Chile S.A. acquired the remaining 50% equity interest in GasAtacama Chile S.A that was owned at that time by Southern Cross Latin America Private Equity Fund III L.P.

5.- Empresa Eléctrica Pangue S.A. (Currently named GasAtacama Chile S.A.)

On July 12, 2002, Enel Generación Chile S.A. acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A. through a put option held by the minority shareholder International Finance Corporation (IFC).

On May 2, 2012, Empresa Eléctrica Pangue S.A. merged with Compañía Eléctrica San Isidro S.A.; with the latter company being the surviving entity.

6.- Compañía Eléctrica San Isidro S.A. (Currently named GasAtacama Chile S.A.)

On August 11, 2005, Enel Generación Chile S.A. acquired the shares of Inversiones Lo Venecia Ltda., whose only asset was a 25% interest in Compañía Eléctrica San Isidro S.A. (acquisition of non-controlling interests). On September 1, 2013, Compañía Eléctrica San Isidro S.A. was merged with Endesa Eco S.A., the latter being the surviving entity. On November 1, 2013, Endesa Eco S.A. was merged with Compañía Eléctrica Tarapacá, the latter being the surviving entity. Subsequently, on November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged with GasAtacama Chile S.A., the latter being the surviving company.